Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Carpenter Technology Corp. ............. 2,407 $ 591,015
GE Aerospace ....................... 3,174 954,803
General Dynamics Corp. ................ 636 216,876
HEICO Corp. ....................... 106 34,219
HEICO Corp. , Class A .................. 2,292 582,374
Lockheed Martin Corp. ................. 911 454,780
RTX Corp. ......................... 2,300 384,859
3,218,926
Air Freight & Logistics — 0.0%
FedEx Corp. ........................ 202 47,634
Automobile Components — 0.4%
BorgWarner, Inc. ..................... 22,855 1,004,706
Automobiles — 1.7%
General Motors Co. ................... 12,951 789,622
Tesla, Inc.
(a)
......................... 7,015 3,119,711
3,909,333
Banks — 3.5%
Bank of America Corp. ................. 56,450 2,912,255
Citigroup, Inc. ....................... 6,821 692,331
Huntington Bancshares, Inc. ............. 57,539 993,699
JPMorgan Chase & Co. ................ 9,711 3,063,141
Southstate Bank Corp. ................. 1,887 186,568
7,847,994
Beverages — 0.2%
Keurig Dr Pepper, Inc. ................. 953 24,311
Monster Beverage Corp.
(a)
............... 5,387 362,599
386,910
Biotechnology — 2.8%
AbbVie, Inc. ........................ 9,324 2,158,879
Gilead Sciences, Inc. .................. 7,961 883,671
Ionis Pharmaceuticals, Inc.
(a)
............. 4,969 325,072
Moderna, Inc.
(a)
...................... 3,010 77,748
Natera, Inc.
(a)
....................... 3,302 531,523
Regeneron Pharmaceuticals, Inc. .......... 3,291 1,850,431
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 4,887 147,001
United Therapeutics Corp.
(a)
.............. 912 382,319
6,356,644
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 45,968 10,093,194
Building Products — 0.9%
Armstrong World Industries, Inc. ........... 515 100,945
Johnson Controls International plc ......... 4,989 548,540
Owens Corning ...................... 824 116,563
Trane Technologies plc ................. 2,809 1,185,286
1,951,334
Capital Markets — 4.8%
Blackstone, Inc. , Class A ................ 5,397 922,077
Charles Schwab Corp. (The) ............. 31,170 2,975,800
CME Group, Inc. , Class A ............... 5,292 1,429,845
Interactive Brokers Group, Inc. , Class A ...... 5,200 357,812
Intercontinental Exchange, Inc. ........... 3,271 551,098
Moody's Corp. ....................... 1,874 892,924
Morgan Stanley ...................... 16,401 2,607,103
Nasdaq, Inc. ........................ 13,220 1,169,309
10,905,968
Security
Shares
Shares Value
Chemicals — 0.9%
Celanese Corp. ...................... 906 $ 38,124
Corteva, Inc. ........................ 30,503 2,062,918
2,101,042
Commercial Services & Supplies — 1.3%
Cintas Corp. ........................ 4,675 959,590
Copart, Inc.
(a)
....................... 11,145 501,191
Republic Services, Inc. ................. 2,946 676,048
Veralto Corp. ........................ 1,333 142,111
Waste Connections, Inc. ................ 2,192 385,354
Waste Management, Inc. ................ 1,224 270,296
2,934,590
Communications Equipment — 1.5%
Arista Networks, Inc.
(a)
................. 13,585 1,979,470
Cisco Systems, Inc. ................... 1,925 131,709
Motorola Solutions, Inc. ................ 2,705 1,236,969
3,348,148
Construction & Engineering — 0.9%
Comfort Systems USA, Inc. .............. 1,253 1,033,950
MasTec, Inc.
(a)
....................... 4,875 1,037,449
2,071,399
Consumer Finance — 0.8%
Ally Financial, Inc. .................... 9,784 383,533
American Express Co. ................. 4,139 1,374,810
1,758,343
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. ................ 2,464 2,280,752
Performance Food Group Co.
(a)
........... 820 85,313
Sprouts Farmers Market, Inc.
(a)
............ 1,703 185,287
Walmart, Inc. ........................ 39,804 4,102,200
6,653,552
Diversified Consumer Services — 0.0%
Duolingo, Inc. , Class A
(a)
................ 85 27,356
Electric Utilities — 0.9%
Edison International ................... 8,321 459,985
Entergy Corp. ....................... 15,098 1,406,983
NRG Energy, Inc. ..................... 209 33,847
PG&E Corp. ........................ 16,054 242,094
2,142,909
Electrical Equipment — 0.8%
AMETEK, Inc. ....................... 7,238 1,360,744
GE Vernova, Inc. ..................... 487 299,457
Rockwell Automation, Inc. ............... 591 206,572
1,866,773
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. , Class A ............... 18,298 2,264,378
Flex Ltd.
(a)
.......................... 3,953 229,155
2,493,533
Entertainment — 1.2%
(a)
Netflix, Inc. ......................... 1,945 2,331,899
ROBLOX Corp. , Class A ................ 336 46,543
Roku, Inc. , Class A .................... 1,453 145,489
Take-Two Interactive Software, Inc. ......... 797 205,913
2,729,844
Financial Services — 2.6%
Berkshire Hathaway, Inc. , Class B
(a)
........ 5,041 2,534,312
Fidelity National Information Services, Inc. .... 5,434 358,318
Klarna Group plc
(a) (b)
................... 1,515 55,525
Mastercard, Inc. , Class A ................ 1,538 874,830

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 6,248 $ 2,132,942
5,955,927
Food Products — 0.0%
Kellanova .......................... 270 22,145
Ground Transportation — 1.1%
Uber Technologies, Inc.
(a)
............... 3,242 317,619
Union Pacific Corp. ................... 9,050 2,139,148
2,456,767
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.
(a)
................ 17,050 1,664,591
Insulet Corp.
(a)
....................... 632 195,117
Intuitive Surgical, Inc.
(a)
................. 1,886 843,476
Medtronic plc ....................... 3,365 320,483
Stryker Corp. ....................... 1,098 405,898
3,429,565
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. ................... 14,811 2,324,734
Centene Corp.
(a)
..................... 10,654 380,135
Cigna Group (The) .................... 528 152,196
Elevance Health, Inc. .................. 824 266,251
Encompass Health Corp. ............... 478 60,715
HealthEquity, Inc.
(a)
.................... 3,141 297,673
Molina Healthcare, Inc.
(a)
................ 339 64,871
UnitedHealth Group, Inc. ................ 4,020 1,388,106
4,934,681
Health Care REITs — 0.1%
Ventas, Inc. ........................ 3,420 239,366
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
.................. 9,590 1,164,418
Booking Holdings, Inc. ................. 271 1,463,202
Caesars Entertainment, Inc.
(a)
............ 2,357 63,698
Chipotle Mexican Grill, Inc.
(a)
............. 13,650 534,943
Darden Restaurants, Inc. ............... 3,483 663,024
Dutch Bros, Inc. , Class A
(a)
.............. 400 20,936
McDonald's Corp. .................... 2,986 907,416
4,817,637
Household Durables — 0.8%
Garmin Ltd. ......................... 3,643 896,980
Meritage Homes Corp. ................. 3,982 288,416
NVR, Inc.
(a)
......................... 6 48,208
Toll Brothers, Inc. ..................... 3,914 540,680
1,774,284
Household Products — 0.3%
Procter & Gamble Co. (The) ............. 4,131 634,728
Industrial Conglomerates — 1.3%
Honeywell International, Inc. ............. 14,096 2,967,208
Insurance — 1.1%
Allstate Corp. (The) ................... 215 46,150
Hartford Insurance Group, Inc. (The) ........ 623 83,102
Progressive Corp. (The) ................ 3,385 835,926
Travelers Cos., Inc. (The) ............... 5,762 1,608,865
2,574,043
Interactive Media & Services — 7.2%
Alphabet, Inc. , Class A ................. 20,585 5,004,214
Alphabet, Inc. , Class C ................. 17,251 4,201,481
Meta Platforms, Inc. , Class A ............. 9,110 6,690,202
Pinterest, Inc. , Class A
(a)
................ 11,156 358,888
16,254,785
Security
Shares
Shares Value
IT Services — 0.2%
Globant SA
(a)
........................ 1,811 $ 103,915
GoDaddy, Inc. , Class A
(a)
................ 1,293 176,921
VeriSign, Inc. ....................... 205 57,312
338,148
Leisure Products — 0.3%
Hasbro, Inc. ........................ 9,079 688,642
Machinery — 1.7%
Caterpillar, Inc. ...................... 987 470,947
Crane Co. .......................... 164 30,199
Flowserve Corp. ..................... 1,827 97,087
Mueller Industries, Inc. ................. 13,696 1,384,803
Parker-Hannifin Corp. .................. 1,817 1,377,559
Westinghouse Air Brake Technologies Corp. ... 1,833 367,461
3,728,056
Marine Transportation — 0.0%
Kirby Corp.
(a)
........................ 1,328 110,822
Media — 1.0%
Comcast Corp. , Class A ................ 51,313 1,612,255
Fox Corp. , Class A .................... 4,065 256,339
Fox Corp. , Class B .................... 514 29,447
Trade Desk, Inc. (The) , Class A
(a)
.......... 5,228 256,224
2,154,265
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ................ 8,725 342,195
Newmont Corp. ...................... 8,879 748,588
1,090,783
Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp. ................... 54,171 1,899,235
Expand Energy Corp. .................. 371 39,415
Kinder Morgan, Inc. ................... 26,691 755,622
Ovintiv, Inc. ......................... 13,086 528,413
Williams Cos., Inc. (The) ................ 8,777 556,023
3,778,708
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 6,478 367,627
Personal Care Products — 0.0%
BellRing Brands, Inc.
(a)
................. 335 12,177
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ................ 41,127 1,854,828
Eli Lilly & Co. ....................... 4,084 3,116,092
Johnson & Johnson ................... 7,872 1,459,626
Pfizer, Inc. ......................... 92,818 2,365,003
8,795,549
Professional Services — 0.1%
ExlService Holdings, Inc.
(a)
.............. 3,204 141,072
Retail REITs — 0.5%
Kimco Realty Corp. ................... 28,495 622,616
Simon Property Group, Inc. .............. 2,613 490,382
1,112,998
Semiconductors & Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.
(a)
........... 2,505 405,284
Broadcom, Inc. ...................... 16,759 5,528,962
Credo Technology Group Holding Ltd.
(a)
...... 2,527 367,956
Intel Corp.
(a)
........................ 6,714 225,255
Lam Research Corp. .................. 23,393 3,132,323
Marvell Technology, Inc. ................ 7,182 603,791
Micron Technology, Inc. ................. 6,931 1,159,695
NVIDIA Corp. ....................... 93,811 17,503,256

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................... 3,696 $ 614,866
29,541,388
Software — 11.6%
Adobe, Inc.
(a)
........................ 3,156 1,113,279
Atlassian Corp. , Class A
(a)
............... 1,643 262,387
Elastic NV
(a)
........................ 6,822 576,391
Figma, Inc. , Class A
(a) (b)
................. 1,007 52,233
HubSpot, Inc.
(a)
...................... 857 400,905
Intuit, Inc. .......................... 2,488 1,699,080
Microsoft Corp. ...................... 32,029 16,589,421
Oracle Corp. ........................ 2,889 812,502
Palantir Technologies, Inc. , Class A
(a)
....... 10,041 1,831,679
Rubrik, Inc. , Class A
(a)
.................. 722 59,385
Salesforce, Inc. ...................... 7,086 1,679,382
ServiceNow, Inc.
(a)
.................... 1,248 1,148,509
26,225,153
Specialized REITs — 0.6%
CubeSmart ......................... 20,620 838,409
Equinix, Inc. ........................ 355 278,050
Public Storage ....................... 641 185,153
1,301,612
Specialty Retail — 1.8%
AutoNation, Inc.
(a)
..................... 511 111,791
CarMax, Inc.
(a)
....................... 714 32,037
Home Depot, Inc. (The) ................ 1,714 694,496
Lithia Motors, Inc. , Class A .............. 910 287,560
TJX Cos., Inc. (The) ................... 20,326 2,937,920
4,063,804
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. ......................... 60,186 15,325,161
Textiles, Apparel & Luxury Goods — 0.5%
Amer Sports, Inc.
(a)
.................... 2,438 84,721
Ralph Lauren Corp. , Class A ............. 1,129 354,009
Tapestry, Inc. ........................ 5,245 593,839
1,032,569
Tobacco — 0.2%
Philip Morris International, Inc. ............ 3,096 502,171
Trading Companies & Distributors — 1.2%
Air Lease Corp. , Class A ................ 567 36,089
Applied Industrial Technologies, Inc. ........ 2,635 687,867
Ferguson Enterprises, Inc. ............... 8,584 1,927,795
2,651,751
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. ..................... 5,669 1,357,045
Total Long-Term Investments — 99 .3%
(Cost: $ 170,000,043 ) .............................. 224,230,769
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 112,840 $ 112,897
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 2,216,835 2,216,835
Total Short-Term Securities — 1 .0%
(Cost: $ 2,329,732 ) ............................... 2,329,732
Total Investments — 100 .3%
(Cost: $ 172,329,775 ) .............................. 226,560,501
Liabilities in Excess of Other Assets — (0.3) % ............. (741,733)
Net Assets — 100.0% ...............................
$ 225,818,768
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Core Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,899,191 $ — $ (4,785,839)
(a)
$ (791) $ 336 $ 112,897 112,840 $ 3,823
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 2,052,618 164,217
(a)
— — — 2,216,835 2,216,835 60,974 —
$ (791) $ 336 $ 2,329,732 $ 64,797 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 7 12/19/25 $ 2,359 $ 17,466
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 224,230,769 $ — $ — $ 224,230,769
Short-Term Securities
Money Market Funds ...................................... 2,329,732 — — 2,329,732
$ 226,560,501 $ — $ — $ 226,560,501
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 17,466 $ — $ — $ 17,466
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust